Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COMMERCE FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Commerce Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Commerce Value Fund – Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no sales charge imposed on purchases of shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Under normal market conditions, the Fund invests at least 65% of its total assets in stocks, primarily common stock.
  Using a predominately quantitative analysis, with some additional fundamental analysis depending on market conditions, the Fund invests principally in stocks within the Russell 1000® Value Index (“Index”) universe that have an above average dividend yield, as determined by the Adviser. The Fund seeks a higher return than the Index over time through a combination of capital appreciation and dividend income. The Fund utilizes a diversified portfolio with value characteristics (low price/book and price/earnings ratios) to achieve capital appreciation and current income.
  The Fund may invest a significant amount of its assets from time to time in the financial sector.
  The Fund generally purchases common stock of companies whose characteristics are comparable to those included in the Index. The equity capitalization range of public companies in the Index was $203 million to $608.9 billion as of December 31, 2016.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest a significant amount of its assets from time to time in the financial sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Equity Securities Risk:  Common stockholders participate in company profits through dividends and stock market appreciation and, in the event of bankruptcy, distributions, on a pro-rata basis after other claims are satisfied. Many factors affect the value of common stock, including earnings, earnings forecasts, corporate events and factors impacting the issuer’s industry and the market generally. Common stock generally has the greatest appreciation and depreciation potential of all corporate securities.

Financial Sector Risk:  The Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. Events affecting the financial sectors have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in those sectors.

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money. The types of stocks held by the Fund may not perform as well as other types of stocks.

Large-Cap Risk:  Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. Over certain periods, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Large Shareholder Purchase and Redemption Risk:  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Issuer Risk:  The value of a security owned by the Fund may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Management Risk:  A strategy used by the Adviser may fail to produce the intended results.

Market Risk:  The market values of equity securities owned by the Fund may decline, at times sharply and unpredictably. It includes the risk that a particular style of investing, such as value, may underperform other styles of investing or the market generally.

Mid-Cap Risk:  Investing in securities of mid-sized companies may be riskier than investing in larger, more established companies. Mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.

Quantitative Model Risk:  Securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile market or in a rising interest rate environment.

Technology Securities Risk:  The securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, or become obsolete, or may be adversely impacted by government regulation. Technology securities may experience significant price movements caused by disproportionate investor optimism or pessimism.

		Please see “More Information on Investment Objectives, Securities, Investment Practices and Risks” for a more detailed description of the investment practices of the Fund and the risks associated with these practices. As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual total returns of the Fund’s shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, please visit the Fund’s website at www.commercefunds.com or by calling 1-800-995-6365.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual total returns of the Fund’s shares compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-995-6365
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.commercefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 Each Year TOTAL RETURN CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter* Q3 ‘09 Worst Quarter* Q4 ‘08	+17.18% –19.13%
		* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2016
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Index figures do not reflect any deduction for fees, taxes or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Commerce Value Fund | Value Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) Imposed on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (load) Imposed on Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[1]
Less Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	236
5 Years	rr_ExpenseExampleYear05	413
10 Years	rr_ExpenseExampleYear10	$ 927
2007	rr_AnnualReturn2007	(0.88%)
2008	rr_AnnualReturn2008	(35.19%)
2009	rr_AnnualReturn2009	17.05%
2010	rr_AnnualReturn2010	13.55%
2011	rr_AnnualReturn2011	10.46%
2012	rr_AnnualReturn2012	12.98%
2013	rr_AnnualReturn2013	32.09%
2014	rr_AnnualReturn2014	10.43%
2015	rr_AnnualReturn2015	(0.92%)
2016	rr_AnnualReturn2016	19.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.13%)
1 Year	rr_AverageAnnualReturnYear01	19.24%
5 Years	rr_AverageAnnualReturnYear05	14.26%
10 Years	rr_AverageAnnualReturnYear10	6.26%
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 1997
Commerce Value Fund | Returns After Taxes on Distributions | Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.97%
5 Years	rr_AverageAnnualReturnYear05	12.77%
10 Years	rr_AverageAnnualReturnYear10	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 1997
Commerce Value Fund | Returns After Taxes on Distributions and Sale of Shares | Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	11.30%
10 Years	rr_AverageAnnualReturnYear10	4.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 1997
Commerce Value Fund | Russell 1000® Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.34%	[3]
5 Years	rr_AverageAnnualReturnYear05	14.80%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.72%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	12.18%	[3]

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses, during the current fiscal year to 0.70% of the Fund’s average daily net assets through March 1, 2018. After this date, the Adviser or the Fund may terminate the contractual arrangement
[3]	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.